Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Restricted Share Grant Activity

Restricted share grant activity for the years ended December 31, 2012 and December 31, 2013 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2011	593,000	$5.11
Granted	61,350	6.39
Vested	(215,000)	4.95

Balance as of December 31, 2011	439,350	$5.37	1.42 years	$3,661,250
Granted	80,298	7.44
Vested	(150,000)	5.50

Balance as of December 31, 2012	369,648	$5.76	0.93 years	$3,696,480
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829